FINANCIAL INSTRUMENTS - Fair value of call options (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	$ 94,547
Ending balance, assets	95,423	$ 94,547
Call option on 660 mandatory convertible bonds | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, assets	0	5	$ 15
Change in fair value	0	(5)	(10)
Ending balance, assets	0	$ 0	$ 5
Mandatorily convertible unsecured unsubordinated bonds
Reconciliation of changes in fair value measurement, assets [abstract]
Notional amount	$ 660